Revenue (Tables)	9 Months Ended
Sep. 30, 2021
Revenue.
Schedule of collaboration revenue

	Nine month period
	ended September 30,

	2021	2020
	€ 1,000	€ 1,000

Eli Lilly collaboration revenue	161	—
Yarrow collaboration revenue	954	—
	1,115	—